Cover	Apr. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2026
Entity Registrant Name	NUTEX HEALTH INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41346
Entity Tax Identification Number	11-3363609
Entity Address, Address Line One	1776 Yorktown St
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	660-0557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NUTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001479681
Amendment Flag	false